Direct Vessel Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Vessel Expenses [Abstract]
Payroll and related costs	$ 47,950	$ 43,587	$ 33,550
Insurances	3,727	2,437	2,441
Repairs and maintenance	9,972	10,128	8,229
Lubricants	1,071	1,054	540
Other expenses	6,756	6,216	5,662
Total	$ 69,476	$ 63,422	$ 50,422